OPERATING LEASES AND COMMITMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Operating lease liability	$ 172,942	$ 391,459	$ 425,620
Future payment amount	$ 175,910	$ 409,279	454,092
Average remaining years	8 months 15 days
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667		$ 11,667
Discount rate description	ranges from 4.75% to 5.00%